PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 97.0% of Net Assets
	Belgium – 2.0%
232,103	KBC Group NV	$20,936,723

	Denmark – 9.0%
291,935	Novo Nordisk A/S, Class B	28,139,468
243,226	Orsted A/S, 144A	32,060,724
865,437	Vestas Wind Systems A/S	34,719,652

		94,919,844

	France – 3.1%
88,719	EssilorLuxottica S.A.	16,953,586
73,428	Orpea S.A.	8,537,551
267,722	Valeo S.A.	7,471,545

		32,962,682

	Germany – 4.8%
48,236	Allianz SE, (Registered)	10,807,062
50,783	SAP SE	6,867,341
253,737	Symrise AG	33,257,572

		50,931,975

	Hong Kong – 2.4%
2,219,243	AIA Group Ltd.	25,531,059

	Japan – 5.4%
813,000	Sekisui House Ltd.	17,024,995
595,358	Takeda Pharmaceutical Co. Ltd.	19,636,555
427,900	Terumo Corp.	20,204,732

		56,866,282

	Netherlands – 4.4%
9,725	Adyen NV, 144A(a)	27,184,893
25,471	ASML Holding NV	19,028,319

		46,213,212

	Switzerland – 1.3%
18,134	Geberit AG, (Registered)	13,314,022

	Taiwan – 2.7%
251,604	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	28,091,586

	United Kingdom – 4.7%
4,662,452	Legal & General Group PLC	17,517,230
1,119,238	Prudential PLC	21,719,272
185,699	Unilever PLC	10,030,736

		49,267,238

	United States – 57.2%
56,199	Adobe, Inc.(a)	32,354,888
11,637	Alphabet, Inc., Class A(a)	31,111,752
86,650	American Water Works Co., Inc.	14,647,316

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
169,350	Aptiv PLC(a)	$25,228,070
118,122	Ball Corp.	10,627,436
71,040	Bright Horizons Family Solutions, Inc.(a)	9,904,397
137,228	Danaher Corp.	41,777,692
266,095	Eaton Corp. PLC	39,730,644
653,622	eBay, Inc.	45,537,845
172,118	Ecolab, Inc.	35,907,257
76,908	Eli Lilly & Co.	17,769,593
40,580	Estee Lauder Cos., Inc. (The), Class A	12,171,159
12,597	Intuitive Surgical, Inc.(a)	12,523,308
109,806	MasterCard, Inc., Class A	38,177,350
182,189	Microsoft Corp.	51,362,723
190,001	NextEra Energy, Inc.	14,918,879
138,241	NVIDIA Corp.	28,638,006
109,117	Oracle Corp.	9,507,364
66,118	Roper Technologies, Inc.	29,497,223
68,116	Signature Bank	18,546,625
75,579	Thermo Fisher Scientific, Inc.	43,180,550
128,009	Visa, Inc., Class A	28,514,005
66,876	Watts Water Technologies, Inc., Series A	11,241,187

		602,875,269

	Total Common Stocks (Identified Cost $863,113,067)	1,021,909,892

Principal Amount

Short-Term Investments – 1.5%
$16,040,732	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $16,040,732 on 10/01/2021 collateralized by $18,118,200 U.S. Treasury Bond, 1.375% due 11/15/2040 valued at $16,361,591 including accrued interest(b) (Identified Cost $16,040,732)	16,040,732

	Total Investments – 98.5% (Identified Cost $879,153,799)	1,037,950,624
	Other assets less liabilities – 1.5%	15,728,286

	Net Assets – 100.0%	$1,053,678,910

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2021, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 390,943,037	37.1%

[1] Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $59,245,617 or 5.6% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$20,936,723	$—	$20,936,723
Denmark	—	94,919,844	—	94,919,844
France	—	32,962,682	—	32,962,682
Germany	—	50,931,975	—	50,931,975
Hong Kong	—	25,531,059	—	25,531,059
Japan	—	56,866,282	—	56,866,282
Netherlands	—	46,213,212	—	46,213,212
Switzerland	—	13,314,022	—	13,314,022
United Kingdom	—	49,267,238	—	49,267,238
All Other Common Stocks*	630,966,855	—	—	630,966,855

Total Common Stocks	630,966,855	390,943,037	—	1,021,909,892

Short-Term Investments	—	16,040,732	—	16,040,732

Total	$630,966,855	$406,983,769	$—	$1,037,950,624

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2021 (Unaudited)

Software	9.5%
IT Services	8.9
Semiconductors & Semiconductor Equipment	7.2
Insurance	7.2
Health Care Equipment & Supplies	7.1
Electrical Equipment	7.1
Chemicals	6.6
Pharmaceuticals	6.3
Electric Utilities	4.4
Internet & Direct Marketing Retail	4.3
Life Sciences Tools & Services	4.1
Banks	3.8
Auto Components	3.1
Interactive Media & Services	2.9
Industrial Conglomerates	2.8
Personal Products	2.0
Other Investments, less than 2% each	9.7
Short-Term Investments	1.5

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure Summary at September 30, 2021 (Unaudited)

United States Dollar	61.4%
Euro	15.2
Danish Krone	9.0
Japanese Yen	5.4
British Pound	3.8
Hong Kong Dollar	2.4
Swiss Franc	1.3

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%